Stock-Based Compensation - 2022 Incentive Award Plan (Details) - shares	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		32,120,077
Incentive Award Plan 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum	12.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Increase in Percentage of Outstanding Stock Maximum	5.00%
Outstanding stock options | Incentive Award Plan 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,896,412
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Vesting percentage		25.00%
Forfeiture period		3 years
Vesting period		3 months
Shares authorized		2,639,329